Interest-Bearing Loans and Borrowings - Summary of Reconciliation of Net Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Reconciliation of Net Cash Flow to Movement in Net Debt [Line Items]
Current and non-current interest-bearing loans and borrowings	$ 116,382	$ 122,559
Bank overdrafts	117	184
Cash and cash equivalents	10,472	8,579	[1]
AB inBev [member]
Disclosure of Reconciliation of Net Cash Flow to Movement in Net Debt [Line Items]
Non-current interest-bearing loans and borrowings	108,949	113,941
Current interest-bearing loans and borrowings	7,433	8,618
Current and non-current interest-bearing loans and borrowings	116,382	122,559
Bank overdrafts	117	184
Cash and cash equivalents	(10,472)	(8,579)
Interest bearing loans granted and other deposits (included within Trade and other receivables)	(309)	(528)
Debt securities (included within Investment securities)	(1,328)	(5,683)
Net debt	$ 104,390	$ 107,953

[1]	2016 as reported, adjusted to reflect the opening balance sheet adjustments related to the final allocation of the SAB purchase price to the individual assets acquired and liabilities assumed as required by IFRS 3 Business Combinations, which requires retrospective application of post-acquisition adjustments (see also Note 6 Acquisitions and disposals of subsidiaries).